Summary of Significant Accounting Policies, Business Combinations and Contingent Consideration Arrangements (FY) (Details) $ in Thousands	Jun. 10, 2020 USD ($)
San Vicente Acquisition LLC [Member]
Business Combinations and Contingent Consideration Arrangements [Abstract]
Fair value of contingent consideration	$ 400